Trade and other receivables	12 Months Ended
Dec. 31, 2020
Trade and other receivables
Trade and other receivables

11    Trade and other receivables

Trade and other receivables were comprised of the following:

	As of December 31,
In thousands of EUR	2019	2020
Advances to suppliers	2,356	638
Trade notes and accounts receivable	17,780	14,712
Less: Allowance for impairment of trade notes and accounts receivable	(8,283)	(8,061)
Unbilled revenues	858	616
Other receivables	4,728	3,406
Less: Allowance for impairment of other receivables	(503)	(589)
Trade and other receivables	16,936	10,722

Allowance for expected credit losses

The movement of allowance for expected credit losses (“ECL”) of trade notes and accounts receivables and other receivables is as follows:

	ECL of trade notes
	and accounts	ECL of other
In thousands of EUR	receivable	receivables
Balance as of January 1, 2019	4,254	484
Additions	6,178	71
Reversal	(318)	(54)
Use of provision	(2,025)	—
Effect of translation	194	2
Balance as of December 31, 2019	8,283	503
Additions	4,349	215
Reversal	(129)	(30)
Use of provision	(3,557)	(75)
Effect of translation	(885)	(24)
Balance as of December 31, 2020	8,061	589

The ageing analysis of trade notes and accounts receivables is as follows:

					Past due but not impaired
			Total	Neither past
		Total	expected	due nor	< 30	30 - 90	>90
In thousands of EUR	Total net	gross	credit losses	impaired	days	days	days
As of December 31, 2019	9,497	17,780	(8,283)	3,291	1,554	2,515	2,137
As of December 31, 2020	6,651	14,712	(8,061)	2,470	2,608	993	580

See Note 31 for disclosure of how the Group manages and measures credit quality of trade and other receivables that are neither past due nor impaired.